UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number -- 811- 22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (631) 629-4237

Date of fiscal year end: April 30

Date of reporting period: July 1, 2018 – June 30, 2019

ITEM 1. PROXY VOTING RECORD:

Item 1, For each Fund as indicated contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2019 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Strategy Shares		Fund Name -	BioShares ETF
Investment Compnay 1940 Act File # 811-22497
Reporting Period: July 1, 2018 - June 30, 2019

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Type & Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management

Shares of the Fund are not currently offered and no proxies were received or voted during the reporting period ended June 30, 2019

CONTENT KEY:
(a) Issuers Name - (security name from ballot voted)
(b) Exchange Ticker Symbol
(c) Cusip #
(d) Meeting Type & Date - e.g., ANNUAL or SPECIAL; MM/DD/YYYY
(e )Brief Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
(f) Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
(g) Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
(h) How Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
(I) Voted with mgmt's recommendation or against mgmt. recommendation

Registrant: Strategy Shares		Fund Name -	Strategy Shares Nasdaq 5 HANDL Index ETF
Investment Compnay 1940 Act File # 811-22497
Reporting Period: July 1, 2018 - June 30, 2019

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Type & Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management

Shares of the Fund are not currently offered and no proxies were received or voted during the reporting period ended June 30, 2019

CONTENT KEY:
(a) Issuers Name - (security name from ballot voted)
(b) Exchange Ticker Symbol
(c) Cusip #
(d) Meeting Type & Date - e.g., ANNUAL or SPECIAL; MM/DD/YYYY
(e )Brief Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
(f) Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
(g) Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
(h) How Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
(I) Voted with mgmt's recommendation or against mgmt. recommendation

Registrant: Strategy Shares		Fund Name -	Strategy Shares Drawbridge Dynamic Allocation ETF
Investment Compnay 1940 Act File # 811-22497
Reporting Period: July 1, 2018 - June 30, 2019

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Type & Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management

Shares of the Fund are not currently offered and no proxies were received or voted during the reporting period ended June 30, 2019

CONTENT KEY:
(a) Issuers Name - (security name from ballot voted)
(b) Exchange Ticker Symbol
(c) Cusip #
(d) Meeting Type & Date - e.g., ANNUAL or SPECIAL; MM/DD/YYYY
(e )Brief Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
(f) Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
(g) Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
(h) How Vote Cast - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
(I) Voted with mgmt's recommendation or against mgmt. recommendation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Strategy Shares

By (Signature and Title) ___/s/ Jerry Szilagyi _____________________

Jerry Szilagyi, President & Principal Executive Officer

Date: August 27, 2019